Exhibit 99.2 Schedule 4

SBO	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
610009104	XX		XX	Louisiana	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final 1003 does not has LO sign - EV R COMMENT: As per loan file Final & Initial 1003 LO sign is missing . Resolved: Received 1003 with LO Signature - 08/09			Pg#1(Effective date of appraisal update "6/XX/2022" With The Value $XX, The Appraise Has Provided 8 ComparablesTo Support The Opinion Of The Value.		Single Family	07/XX/2022	64.762%	64.762%	Primary	Cash Out	761	20	XX	22.41	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$10,695.44	23.620%		Alternative	QC Complete	08/05/2022
610009103	XX	XX	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test fail: charged  7.413% Allowed 6.660% Over by +0.753%

															Resolved 08/XX/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified Through 6 comparable		PUD	06/XX/2022	80.000%	80.000%	Primary	Purchase	703		XX	3	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.574%	Yes	Alternative	QC Complete	09/20/2022
610009128	XX	XX	Idaho	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.586 % Allowed 6.870% Over by +0.716%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Property Issues indicated - EV W COMMENT: The appraisal dated 05/XX/2022 shows subject property as log home. According to guidelines, log home is ineligible property type. Missing exception approval letter with appropriate compensating factors. Exception approval letter with compensating factors received on 9/15 and this exception is waived.	Low LTV - Low 47% LTV Credit Score - Good 778 FICO score	Subject property is a log home. Verified Through 5 Comparable		Single Family	07/XX/2022	46.964%	46.964%	Primary	Cash Out	778	5	XX	4	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	$146,740.21	38.495%		Alternative	QC Complete	09/20/2022
610009102	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Title review shows no release for prior mortgage - EV R COMMENT: Missing Satisfaction of Mortgage recorded on February XX, 2018 for O.R. Book: #XX, Page 981 reflecting on the Title report. Resolved: Final Title Policy Received on 8/XX/2022 - 8/17 *** (CURED) The Credit LOX is missing - EV R COMMENT: Following inquiry reflects on credit report: TRUIST DEALER SERVIC(04/XX/22) Resolved: Credit LOX received on 8/XX/2022 - 8/18			The Appraisal Has Been Marked As-Is On 5/XX/2022 With The Value $XX.The Appraiser Has Provided 7 ComparablesTo Support The Opinion Of The Value.		PUD	06/XX/2022	44.667%	44.667%	Primary	Refinance	680	4.16	XX	17	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.193%		Alternative	QC Complete	08/05/2022
610009099	XX	XX	Nevada	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Homeownership Counseling document is missing in the loan packages, please provide the Homeownership Counseling document.

Resolved 8/XX/2022 :  Received Homeownership Counseling document and updated, hence conditions resolved.

*** (CURED) Affiliated Business Disclosure missing/unexecuted - EV R
COMMENT:   Affiliated Business Form is Missing in the loan packages, please provide the Affiliated business form.

Resolved: as per LOX there are no affiliates business in this loan - 9/15

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 9.201%  Allowed 8.380%  Over by +0.821%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R
COMMENT:   Home Loan Toolkit is missing in the loan packages, please provide the home loan toolkit

															Resolved 8/XX/2022 : Received Home Loan Toolkit and updated, hence conditions resolved.			“Appraisal has provided the 4 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 7/XX/2022 With the appraised value $XX		PUD	07/XX/2022	90.000%	90.000%	Primary	Purchase	797		XX	5.42	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.622%	No	Full Documentation	QC Complete	09/20/2022
610009098	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Comparable are 6		PUD	06/XX/2022	65.000%	65.000%	Investor	Purchase	695					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/05/2022
610009097	XX	XX	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 8.222% Allowed 7.870% Over by +0.352%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   As per attorney’s email we needed POA to be present in loan file, however it is not executed.

															Resolved: Received LOX stating that No POA was used at closing as all loan participants signed the closing docs. - 9/15			Verified through 5 comparable		Single Family	08/XX/2022	90.000%	90.000%	Primary	Purchase	786		XX	10	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.481%	No	Alternative	QC Complete	09/20/2022
610009096	XX	XX	Texas	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged: 9.068% Allowed: 7.080% Over by: +1.988%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 6 comparable		PUD	08/XX/2022	80.000%	80.000%	Primary	Purchase	749		XX	20	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.220%	Yes	Alternative	QC Complete	09/20/2022
610009127	XX	XX	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 8.602%  Allowed 8.110% Over by +0.492%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through # 5 Comparable		Single Family	08/XX/2022	80.000%	80.000%	Primary	Purchase	726		XX	16	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.105%	Yes	Alternative	QC Complete	09/20/2022
610009095	XX		XX	Florida	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Final Application not signed and hand-dated by Loan Originator - EV R COMMENT: Final 1003 and initial 1003 LO Signature missing in the application. Resolved: Received 1003 with LO Signature - 08/09			Verified with 5 Comparable		Low Rise Condo (1-4 Stories)	07/XX/2022	75.000%	75.000%	Secondary	Purchase	775		XX	6.66	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.921%	No	Alternative	QC Complete	08/05/2022
610009094	XX		XX	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Final Application not signed and hand-dated by Loan Originator - EV R COMMENT: The initial and final application is not signed by the loan originator. Resolved : Received Initial and Final 1003 with loan originator signature - 08/04			Verified with 6 comparable		Single Family	07/XX/2022	75.000%	75.000%	Investor	Purchase	785					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	08/03/2022
610009093	XX		XX	Michigan	Non-QM/Compliant	1	1	1	1	1	No	No						“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 7/XX/2022. With the appraised value $XX		Low Rise Condo (1-4 Stories)	08/XX/2022	80.000%	80.000%	Primary	Purchase	799		XX	20.67	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.794%	No	Full Documentation	QC Complete	08/10/2022
610009126	XX	XX	Florida	Non-QM/Compliant	4	2	2	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   As per loan file in initial & final 1003 LO Signature and date is missing .

Resolved : Signed copy of initial & final 1003 received - 9/14

*** (CURED) Assets Verification - EV R
COMMENT:   As per loan file pending sale $XX provided in final 1003 which is not verified , However seller CD is present in loan file in which  seller signature is missing .

Resolved: Signed copy of Seller CD received - 9/14

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Fail  Charged: 10.391% Allowed: 6.560% Over By: +3.831%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lender guideline reference SmartSelf (07.07.2022 v22.3) R-JV-DTC.pdf minimum FICO score should be 660, however in this loan FICO score is 637. Hence it is breaching the guideline. Waived: Exception approval received - 9/13	Reserves - $98K in reserves vs $38K required from up front approval.	Verified through # 4 Comparable		Single Family	09/XX/2022	47.865%	47.865%	Primary	Purchase	637		XX	2.16	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.819%	No	Alternative	QC Complete	09/20/2022
610009092	XX		XX	Michigan	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 4 comparable		Single Family	08/XX/2022	75.000%	75.000%	Investor	Purchase	760					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/01/2022
610009134	XX		XX	Michigan	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Flood certificate provided in file is reflecting the NFIP Map number and details. Require flood certificate with all required details. Resolved: Received LOX stating that Community does not participate in NFIP - 9/15			Verified through # 4 Comparable.		Low Rise Condo (1-4 Stories)	09/XX/2022	75.000%	75.000%	Investor	Purchase	698					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/15/2022
610009091	XX	XX	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: Fail  Charged: 9.625% Allowed: 8.110% Over By: +1.515%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 5 comparable		Single Family	08/XX/2022	89.889%	89.889%	Primary	Purchase	758		XX	8.08	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		20.110%	No	Alternative	QC Complete	09/20/2022
610009125	XX	XX	Michigan	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   As per loan package Final & initial 1003 Lo sign missing.

Resolved: Initial & Final 1003 received - 9/12

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met
 Higher-Priced Mortgage Loan Test Fail : Charged 7.359% Allowed 7.120% Over by +0.239%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #5 comparable to support the opinion value of appraiser		Low Rise Condo (1-4 Stories)	08/XX/2022	58.824%	58.824%	Primary	Purchase	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	09/20/2022
610009090	XX		XX	Florida	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: As per lending guideline (Smart Self (07.07.2022 v22.3) R-JV-DTC.pdf) min FICO score is 720 and max LTV is 70%. As per loan file its FICO score is 704 and LTV is 70%. Not Resolved: Needed a new exception approval with name & signature - 9/8 Waived: Exception approval received- 9/13	Length of Employment - Length of Employment : Job stability 5 years/self-employed Mortgage History - Mortgage History : 0x30 on mortgage history for 37 months. Credit Score - Credit Score : 704 FICO Reserves - Reserves requirement met	Verified Through 9 Comparable		PUD	08/XX/2022	70.000%	70.000%	Investor	Purchase	704		XX	2.08	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.337%	No	Alternative	QC Complete	09/01/2022
610009089	XX	XX	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO Sign missing in initial 1003.

Resolved: Signed copy of 1003 received on 9/XX/2022

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.785%  Allowed 7.110%  Over by +1.675%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Verified through 6 Comparable		PUD	08/XX/2022	90.000%	90.000%	Primary	Purchase	745		XX	2.83	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.002%	No	Alternative	QC Complete	09/20/2022
610009133	XX		XX	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 4 Comparable		PUD	09/XX/2022	62.338%	62.338%	Investor	Purchase	731		XX	11.42	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		14.308%	No	Alternative	QC Complete	09/15/2022
610009088	XX	XX	Massachusetts	Non-QM/Compliant	3	2	1	1	2	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   LO signature is missing on the final 1003.

Resolved : 1003 Received with LO Signature - 08/10

*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Provide legible identification proof as provided borrower identification is not legible in loan package

Received Id proof's - 08/15

*** (CURED) Hazard Insurance - EV R
COMMENT:   Mortgagee clause on the hazard insurance policy is incorrect.

Resolved :Received Insurance policy with correct mortgagee clause - 08/11

*** (CURED) 10% Tolerance Fees test fail - EV C
COMMENT:   TRID Violation due to 10% Recording fee increase on Final CD dated 07/XX/2022.  Initial LE dated 06/XX/2022 reflects 10% fees totaling $446.00, however, Final CD dated 07/XX/2022 reflects $498.00.  This is a fee increase of $7.40 which exceeds the 10% tolerance.  Please provide either a valid COC or PCCD, LOE, proof of delivery, and copy of refund check in the amount of $7.40

															Cured 8/XX/2022 : Received PCCD dated 8/XX/2022 with refund check amount of $7.40 and updated, hence conditions cleared.			Appraisal value supported by 4 Comparable.		Single Family	07/XX/2022	75.000%	75.000%	Primary	Purchase	744		XX	6	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.593%	No	Alternative	QC Complete	09/20/2022
610009087	XX	XX	California	Non-QM/Compliant	3	2	1	1	2	No	No	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   As Per Preliminary Title Policy Amount of Title insurance  is $XX which is  less than mortgage amount of $XX. Amount of insurance does not meet loan amount, Required final title policy.

Resolved: 8/XX/2022 - Final Title Policy received.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV C
COMMENT:   TRID Violation due to 10% of Title State required contingence fee, Title electronic recording fee, Title Sub-escrow fee, Title Courier fee, Title Endorsement fee, Title Wire transfer fee and Recording fee increase on Final CD dated 07/XX/2022. Initial LE dated 06/XX/2022 reflects 10% fees totaling $1674.00, however, Final CD dated 07/XX/2022 reflects $2251.00. This is a fee increase of $410.10 which exceeds the 10% tolerance.  Please provide either a valid COC or PCCD, LOE, proof of delivery, copy of refund check to cure the tolerance amount of $410.10.

															Cured 8/XX/2022 : Received PCCD document and updated, hence condition cleared.			“Appraisal has provided the 6 comparable to support the opinion of sale value.” Appraisal has ticked on As Is on 7/XX/2022. With the appraised value $XX		PUD	07/XX/2022	37.222%	37.222%	Primary	Purchase	816		XX	45.42	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		29.873%	No	Full Documentation	QC Complete	08/04/2022
610009086	XX	XX	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final 1003 does not has LO sign - EV R
COMMENT:   In final 1003 LO signature missing in the loan package.

Resolved - 1003 Received with LO signature - 08/09

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 7.030%  Allowed 6.200%  Over by +0.830%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 7.030%  Allowed 6.200%  Over by +0.830%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Misrepresentation of Housing History - EV R
COMMENT:   As per lending guide minimum 2 years housing history is required. However in final 1003 years in current home is mentioned as "0" years for the current property "XX" . Needed Corrected 1003 with housing history

Note: Transaction is refinance of primary residence.

Not Resolved : Still needed 1003 with Housing history. As per credit report refinance month reviewer is 35 months however on 1003 no housing history mentioned.

Not Resolved : Still needed 1003 with Housing history. As per credit report refinance month reviewer is 35 months however on 1003 no housing history mentioned. 8/XX/2022

															Resolved: LOX received on 08/XX/2022 stating that borrower is moved to current address in 60 days - 08/19			Verified Through 5 Comparable		Low Rise Condo (1-4 Stories)	07/XX/2022	43.250%	43.250%	Primary	Refinance	778	2	XX	0.33	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.481%		Full Documentation	QC Complete	09/20/2022
610009131	XX	XX	Massachusetts	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 7.895%  Allowed 7.700% Over by +0.195%

This loan passed the MA 209 CMR 32.35 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of Massachusetts Regulations. While the Code of Massachusetts Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test: Charged 7.895% Allowed 6.700% Over by +1.195%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Loan file is missing initial closing disclosure. Require initial closing disclosure and all applicable COC.

Resolved 09/XX/2022 : Received Initial Closing Disclosure dated 08/XX/2022  and updated, hence condition cleared.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Provide a copy of 'Loan Score Card' for pass details of Borrower 1 (XX) .

Resolved: Loan Score card received - 9/15

*** (CURED) 10% Tolerance Fees test fail - EV R
COMMENT:   TRID Violation due to 10% of Title & Insurance Services increased $29.20 on Post Closing CD dated 09/XX/2022.  Initial LE dated 07/XX/2022 reflects totaling $3,818.00, however Post Close CD dated 09/XX/2022 reflects $4,229.00. Need a LOE, proof of delivery, and copy of the refund check to cure the tolerance amount of $29.20.

Below are the fees which changed from Initial LE to PCCD
1) Survey Fee : $0.00 to $150.00
2) Title Document preparation Fee : $0.00 to $400.00
3) Recording Fee : $443.00 to $479.00

															Resolved 09/XX/2022 : Received COC document and updated, hence condition cleared.			Appraisal marked As is dated 8/XX/2022 value $1211000 ,verified 5 comparable.		Single Family	09/XX/2022	80.000%	80.000%	Primary	Purchase	793		XX	25.92	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		25.647%	No	Alternative	QC Complete	09/20/2022
610009129	XX		XX	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Missing Required Disclosures - EV R COMMENT: Loan Score card missing in the package ,provide a copy of Loan score card. Resolved: Loan Scorecard received - 9/13			Verified Through 6 Comparable		Single Family	08/XX/2022	47.097%	47.097%	Primary	Refinance	740	20.25	XX	22.58	XX	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.211%		Alternative	QC Complete	09/09/2022